Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Financial Assets and Financial Liabilities Measured at Fair Value

The following table summarizes information regarding Nucor’s financial assets and financial liabilities that are measured at fair value as of December 31, 2013 and 2012 (in thousands). Nucor does not currently have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		Fair Value Measurements at Reporting Date Using
	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2013
Assets:
Cash equivalents	$1,269,465	$1,269,465	$—	$—
Short-term investments	28,191	28,191	—	—

Total assets	$1,297,656	$1,297,656	$—	$—

Liabilities:
Foreign exchange and commodity contracts	$(555)	$—	$(555)	$—

December 31, 2012
Assets:
Cash equivalents	$830,011	$830,011	$—	$—
Short-term investments	104,167	104,167	—	—
Restricted cash and investments	275,163	275,163	—	—

Total assets	$1,209,341	$1,209,341	$—	$—

Liabilities:
Foreign exchange and commodity contracts	$(318)	$—	$(318)	$—